Active Assets Tax-Free Trust
LETTER TO THE SHAREHOLDERS - DECEMBER 31, 2002

Dear Shareholder:

As of December 31, 2002, Active Assets Tax-Free Trust had net assets of approximately $2.9 billion. For the six-month period ended December 31, 2002, the Fund provided a total return of 0.47 percent. For the seven-day period ended December 31, 2002, the Fund provided an effective annualized yield of 0.96 percent and a current yield of 0.96 percent, while its 30-day moving average yield for December was 0.75 percent. Past performance is no guarantee of future results.

Municipal Money Market Overview

Tax-free money market yields remained relatively stable during the first half of 2002, which was in line with prevailing monetary policy. The Federal Reserve Board shifted its bias from weakness to neutral and it held constant until November when they reduced the target rate for federal funds to 1.25 percent, a 41-year low. Subsequently, yields for both fixed-rate and variable-rate municipal money market instruments registered further sharp declines. The Bond Buyer One Year Note Index, a benchmark indicator for the tax-free money market, decreased from 1.64 percent to 1.18 percent between the end of October and the end of December.

At the same time, yields for daily and weekly variable-rate demand obligations (VRDOs) declined even more dramatically. Yields for weekly VRDOs fell from a 12-month high of 1.85 percent in late October to just above 1.00 percent in early December. The year closed with daily and weekly VRDO yields at more attractive levels as the market faced its traditional seasonal cash outflows. Nonetheless, the market was braced for another drop in yields with the start of 2003, and the heavy cash inflows that normally occur in early January.

Portfolio Composition and Structure

On December 31, 2002, approximately 69 percent of the Fund's portfolio was invested in VRDOs. Tax-exempt commercial paper and municipal notes and bonds, the two other types of securities utilized in the portfolio, comprised 21 percent and 10 percent of the portfolio, respectively. The Fund's portfolio holdings are continuously reviewed to maintain or improve their creditworthiness. In addition to evaluating the issuer's credit, particular attention is devoted to monitoring the credit quality of institutions that provide credit enhancement and/or liquidity facilities.

Active Assets Tax-Free Trust
LETTER TO THE SHAREHOLDERS - DECEMBER 31, 2002 continued

For much of the period our asset allocation heavily favored VRDOs and short-maturity commercial paper, and the Fund's weighted average maturity moved within a short to moderate range. In June our seasonal purchases of new one-year notes were more modest than a year earlier. The low-interest-rate environment, coupled with increasing municipal budgetary pressures, called for greater restraint in managing portfolio maturity. At the end of December, the Fund's average maturity was 36 days, compared to 39 days in June 2002, and 41 days in December 2001.

Looking Ahead

We expect the pace of economic activity during 2003 to begin to reflect some improvement as the economy responds to stimulative monetary and fiscal conditions. Barring the outbreak of war or further significant terrorist activity in the world, we believe that consumer and business confidence should continue to improve, producing meaningful economic expansion. Such an economic environment normally leads to moderately higher levels of short-term interest rates, which could become more evident during the second half of 2003.

We appreciate your ongoing support of Active Assets Tax-Free Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President and CEO

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                             COUPON    DEMAND
THOUSANDS                                                             RATE+      DATE*          VALUE
----------------------------------------------------------------------------------------------------------
            Short-Term Variable Rate Municipal Obligations (69.0%)
            Arizona
 $ 2,400    Pinal County Industrial Development Authority, Newmont
              Mining Co Ser 1984....................................   1.65%   01/02/03    $    2,400,000
   8,000    Tempe, Excise Tax Ser 1998..............................   1.65    01/02/03         8,000,000
            California
   8,150    California Health Facilities Financing Authority,
              Adventist Health System West 2002 Ser A...............   1.50    01/02/03         8,150,000
  11,800    California Pollution Control Finance Authority, Shell
              Oil Co Ser 1994 A (AMT)...............................   1.55    01/02/03        11,800,000
     100    California Statewide Community Development Authority,
              John Muir/Mt Diablo Health System Ser 1997 COPs
              (Ambac)...............................................   1.43    01/02/03           100,000
      10    Irvine Assessment District #97-16, Improvement Bond Act
              1915 Ser 1997 COPs (Ambac)............................   1.55    01/02/03            10,000
   1,000    Los Angeles Department of Water & Power, Power System
              2001 Ser B Subser B-8.................................   1.50    01/08/03         1,000,000
            Colorado
  15,000    Colorado Student Obligation Bond Authority, Ser 1989A
              (Ambac) (AMT).........................................   1.65    01/08/03        15,000,000
  15,000    Denver City & County, Airport System Refg Ser 2000 C
              (MBIA) (AMT)..........................................   1.70    01/08/03        15,000,000
            Delaware
  14,000    Delaware Economic Development Authority, Delaware Clean
              Power Ser 1997 C (AMT)................................   1.78    01/08/03        14,000,000
            District of Columbia
            District of Columbia,
  16,000      George Washington University, Ser 1999 C (MBIA).......   1.60    01/08/03        16,000,000
  18,275      Multi-Modal 2000 Ser B (FSA)..........................   1.60    01/08/03        18,275,000
            Florida
  22,250    Dade County Industrial Development Authority, Dolphins
              Stadium Ser 1985 B & C................................   1.35    01/08/03        22,250,000
  27,525    Jacksonville Health Facilities Authority, Charity
              Obligated Group Ser 1997 C (MBIA).....................   1.35    01/08/03        27,525,000
  23,100    Pasco County School Board, Ser 1996 COPs (Ambac)........   1.55    01/08/03        23,100,000
  18,600    Tampa Bay Water, Utility System Ser 2002 (AMT)..........   1.62    01/08/03        18,600,000
            Georgia
  21,000    Albany-Dougherty County Hospital Authority,
              Phoebe-Putney Memorial Hospital Ser 1991 (Ambac)......   1.60    01/08/03        21,000,000
  66,800    Atlanta, Water & Wastewater Ser 2001 B (FSA)............   1.55    01/08/03        66,800,000

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON    DEMAND
THOUSANDS                                                             RATE+      DATE*          VALUE
----------------------------------------------------------------------------------------------------------
 $26,965    Burke County Development Authority, Oglethorpe Power Co
              Ser 1994 A (FGIC).....................................   1.60%   01/08/03    $   26,965,000
  13,700    Clayton County Hospital Authority, Southern Regional
              Medical Center Ser 1998B..............................   1.55    01/08/03        13,700,000
  20,000    Metropolitan Atlanta Rapid Transit Authority, Ser 2000
              A.....................................................   1.60    01/08/03        20,000,000
            Illinois
  15,000    Chicago, Ser 2002 B (FGIC)..............................   1.55    01/08/03        15,000,000
  15,000    Chicago Metropolitan Water Reclamation District, 2002
              Ser A.................................................   1.45    01/08/03        15,000,000
  30,500    Cook County, Ser 2002 B.................................   1.23    01/08/03        30,500,000
   6,030    Illinois Development Finance Authority, Young Men's
              Christian Association of Metropolitan Chicago Ser
              2001..................................................   1.80    01/02/03         6,030,000
   4,700    Illinois Health Facilities Authority, Northwestern
              Memorial Hospital Ser 1995............................   1.75    01/02/03         4,700,000
  19,900    Illinois Toll Highway Authority, Refg 1993 Ser B
              (MBIA)................................................   1.45    01/08/03        19,900,000
            Indiana
   2,600    Mount Vernon Pollution Control Financing Authority,
              General Electric Co Ser 1998 (AMT)....................   1.70    01/02/03         2,600,000
            Kentucky
  24,975    Breckinridge County, Association of Counties Leasing
              Trust 2002 Ser A......................................   1.80    01/02/03        24,975,000
  22,500    Kenton County Airport Board, Flight Safety International
              Inc Ser 2001 A (AMT)..................................   1.63    01/08/03        22,500,000
  36,780    Louisville & Jefferson County Regional Airport
              Authority, United Parcel Service of America Ser 1999 A
              (AMT).................................................   1.75    01/02/03        36,780,000
            Louisiana
  13,000    New Orleans Aviation Board, Ser 1993 B (MBIA)...........   1.60    01/08/03        13,000,000
            Massachusetts
  50,280    Massachusetts, Refg 1998 Ser B..........................   1.50    01/08/03        50,280,000
  37,000    Massachusetts Bay Transportation Authority, Ser 2000....   1.55    01/08/03        37,000,000
  20,000    Massachusetts Health & Educational Facilities Authority,
              Bentley College Ser K.................................   1.45    01/08/03        20,000,000
  22,500    Massachusetts Water Resources Authority, Multi-Modal Sub
              2001 Ser A (FGIC).....................................   1.40    01/08/03        22,500,000
            Michigan
            Detroit, Sewage Disposal System
  20,000      Second Lien Ser 2000 E (FGIC).........................   1.50    10/02/03        20,000,000
  50,000      Senior Lien Ser 2001 C-1 (FSA)........................   1.60    01/08/03        50,000,000
  25,000    Detroit, Water Supply System Refg Second Lien Ser 2001-C
              (FGIC)................................................   1.50    01/08/03        25,000,000
  10,300    Holt Public Schools, Ser 2002...........................   1.60    01/08/03        10,300,000

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON    DEMAND
THOUSANDS                                                             RATE+      DATE*          VALUE
----------------------------------------------------------------------------------------------------------
 $ 9,600    Michigan, Grant Anticipation Notes Ser 2001 A (FSA).....   1.45%   01/08/03    $    9,600,000
  23,050    Michigan Building Authority, 2002 Multi-Modal Ser II....   1.60    01/08/03        23,050,000
  23,235    Michigan Housing Development Authority, Rental Housing
              2002 Ser B (MBIA).....................................   1.50    01/08/03        23,235,000
  11,000    Oakland University, Ser 2001 (FGIC).....................   1.60    01/08/03        11,000,000
            Minnesota
  26,465    University of Minnesota Regents, Ser 1999A & Ser
              2001A.................................................   1.60    01/08/03        26,465,000
            Mississippi
   4,500    Jackson County, Chevron USA Inc Ser 1993................   1.75    01/02/03         4,500,000
  12,900    Perry County, Leaf River Forest Products Inc Ser 2002...   1.60    01/08/03        12,900,000
            Missouri
  18,215    Lee's Summit, Multifamily Housing Ser 2001 A............   1.65    01/08/03        18,215,000
  20,000    Missouri Health & Educational Facilities Authority,
              Stowers Institute Ser 2002............................   1.60    01/08/03        20,000,000
   5,200    University of Missouri, Ser 2000 B......................   1.80    01/02/03         5,200,000
            Nevada
            Clark County,
   9,000      Airport Sub Lien Ser 1999 B-1 (AMT)...................   1.55    01/08/03         9,000,000
  11,100      Airport Sub Lien Ser 1999 B-2.........................   1.51    01/08/03        11,100,000
  47,000      Airport Sub Lien Ser 2001 C (FGIC)....................   1.45    01/08/03        47,000,000
            New Hampshire
            New Hampshire Higher Educational & Health Facilities
              Authority,
  16,000      Dartmouth College Ser 2002............................   1.55    01/08/03        16,000,000
  10,000      St Paul's School Ser 1998.............................   1.65    01/08/03        10,000,000
            New Mexico
  19,900    Farmington, Arizona Public Service Co 1994 Ser C
              (AMT).................................................   1.70    01/02/03        19,900,000
            New York
   7,000    Long Island Power Authority, Electric Ser 2 Subser 2A...   1.55    01/08/03         7,000,000
   2,900    New York City, 1992 Ser D (FGIC)........................   1.60    01/08/03         2,900,000
   2,100    New York City Transitional Finance Authority, Recovery
              Fiscal 2003 Ser 1 Subser 1E...........................   1.55    01/08/03         2,100,000
     700    New York State Energy Research & Development Authority,
              New York State Electric & Gas Corp Ser 1994 C & D.....   1.70    01/02/03           700,000
  18,200    Triborough Bridge & Tunnel Authority, Ser 2002 F........   1.60    01/08/03        18,200,000
            North Carolina
  10,800    Charlotte, Fiscal 2002 Ser C............................   1.55    01/08/03        10,800,000
  29,000    Charlotte-Mecklenberg Hospital Authority, Health Care
              System Ser C..........................................   1.45    01/08/03        29,000,000
   3,500    Durham, Ser 1993A COPs..................................   1.65    01/08/03         3,500,000

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON    DEMAND
THOUSANDS                                                             RATE+      DATE*          VALUE
----------------------------------------------------------------------------------------------------------
 $23,755    Mecklenburg County, Ser 2001 COPs.......................   1.55%   01/08/03    $   23,755,000
            North Carolina,
  10,000      Ser 2002 C............................................   1.45    01/08/03        10,000,000
  15,000      Ser 2002 F............................................   1.50    01/08/03        15,000,000
  36,950    North Carolina Medical Care Commission,
              North Carolina Baptist Hospitals Ser 2000.............   1.55    01/08/03        36,950,000
            Ohio
   9,400    Cleveland, Airport System Ser 1997 D (AMT)..............   1.55    01/08/03         9,400,000
   8,000    Cleveland, Water 2002 Ser L (FGIC)......................   1.50    01/08/03         8,000,000
   9,900    Columbus, Unlimited Tax Ser 1995-1......................   1.45    01/08/03         9,900,000
   7,400    University of Toledo, Ser 2002 (FGIC)...................   1.70    01/02/03         7,400,000
            Oklahoma
            Oklahoma Water Resources Board, State Loan Program
  44,305      Ser 1994A & Ser 1999..................................   1.30    03/03/03        44,305,000
  18,270      Ser 2001..............................................   1.45    04/01/03        18,270,000
   5,000    Tulsa County Industrial Authority, Montereau in Warren
              Woods Ser 2002 A......................................   1.65    01/02/03         5,000,000
            Oregon
  29,000    Oregon, Veterans Ser 73 G...............................   1.55    01/08/03        29,000,000
            Pennsylvania
            Pennsylvania Higher Education Assistance Agency,
  25,000      Student Loan 1988 Ser B (Ambac) (AMT).................   1.65    01/08/03        25,000,000
  40,000      Student Loan 1997 Ser A & 2001 Ser A (Ambac) (AMT)....   1.70    01/08/03        40,000,000
  25,000    Pennsylvania Turnpike Commission, 2002 Ser A-2..........   1.50    01/08/03        25,000,000
  23,700    York General Authority, Harrisburg School District
              Subser 1996 B (Ambac).................................   1.55    01/08/03        23,700,000
            South Carolina
  24,000    Greenwood County, Fuji Photo Film Inc Ser 2001..........   1.65    01/08/03        24,000,000
  21,000    Piedmont Municipal Power Agency, Ser 1997 A (MBIA)......   1.60    01/08/03        21,000,000
            Tennessee
  31,430    Clarksville Public Building Authority,
              Pooled Financing Ser 1995.............................   1.55    01/08/03        31,430,000
   7,900    Memphis Airport, Refg Ser 1995 B (AMT)..................   1.70    01/08/03         7,900,000
            Metropolitan Nashville & Davidson County Health &
            Educational Facilities Board,
  10,000      Ensworth School Ser 2002..............................   1.55    01/08/03        10,000,000
   7,400      Vanderbilt University 2002 Ser B......................   1.85    01/02/03         7,400,000
            Montgomery County Public Building Authority,
  56,975      Pooled Financing Ser 1997 & 1999......................   1.55    01/08/03        56,975,000
   6,000      Pooled Financing Ser 2002.............................   1.65    01/02/03         6,000,000

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON    DEMAND
THOUSANDS                                                             RATE+      DATE*          VALUE
----------------------------------------------------------------------------------------------------------
            Texas
            Brownsville, Utilities System Sub Lien
 $30,000      Ser 2001A (MBIA)......................................   1.45%   01/08/03    $   30,000,000
  23,000      Ser 2001B (MBIA)......................................   1.60    01/08/03        23,000,000
   2,800    Gulf Coast Waste Disposal Authority, Exxon Corp Ser 1995
            Harris County,..........................................   1.70    01/02/03         2,800,000
  15,000      Toll Road Unlimited Tax Sub Lien Ser 1994 B...........   1.55    01/08/03        15,000,000
  17,735      Toll Road Unlimited Tax Sub Lien Ser 1994 D...........   1.60    01/08/03        17,735,000
     900    Harris County Health Facilities Development Corporation,
              Methodist Hospital Ser 2002...........................   1.80    01/02/03           900,000
  19,000    Harris County Industrial Development Corporation,
              Baytank Inc Ser 1998..................................   1.60    01/08/03        19,000,000
   7,100    Lower Neches Valley Authority, Exxon Oil Refining Ser
              1999 (AMT)............................................   1.70    01/02/03         7,100,000
  65,655    Texas Municipal Gas Corporation, Senior Lien Ser 1998...   1.55    01/08/03        65,655,000
   4,900    University of Texas System, Refg Ser 2001 A.............   1.60    01/08/03         4,900,000
            Utah
  18,600    Eagle Mountain, Gas & Electric Ser 2001.................   1.50    01/08/03        18,600,000
            Intermountain Power Agency,
  30,000      1985 Ser E (Ambac)....................................   1.25    06/02/03        30,000,000
  32,900      1985 Ser F (Ambac)....................................   1.35    03/15/03        32,900,000
   5,000    Utah, Ser C.............................................   1.50    01/08/03         5,000,000
            Virginia
  15,000    Chesapeake Hospital Authority, Chesapeake General
              Hospital Ser 2001 A...................................   1.65    01/08/03        15,000,000
            Washington
  15,000    Port of Seattle, 1997 Ser A (AMT).......................   1.75    01/08/03        15,000,000
  48,500    Washington, Ser VR - 96 A...............................   1.51    01/08/03        48,500,000
            Wisconsin
   9,500    Brokaw, Wausau Paper Mills Co Ser 1995 (AMT)............   1.50    01/08/03         9,500,000
            Wyoming
   2,500    Lincoln County, Exxon Corp Ser 1987 C (AMT).............   1.70    01/02/03         2,500,000
                                                                                           --------------
            Total Short-Term Variable Rate Municipal Obligations (Cost
            $1,975,580,000).............................................................    1,975,580,000
                                                                                           --------------

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 (UNAUDITED) continued

                                                                             YIELD TO
PRINCIPAL                                                                    MATURITY
AMOUNT IN                                                COUPON   MATURITY   ON DATE OF
THOUSANDS                                                RATE       DATE     PURCHASE         VALUE
--------------------------------------------------------------------------------------------------------
            Tax-Exempt Commercial Paper (20.6%)
            Alabama
 $15,000    Montgomery County Industrial Development
              Board, General Electric Co Ser 1990......   1.30%   01/21/03      1.30%     $   15,000,000
            Colorado
  17,500    Regional Transportation District, Sub Lien
              Sales Tax Ser 2001 A.....................   1.05    02/11/03      1.05          17,500,000
            Florida
  20,000    JEA, Water & Sewer System 2001 Ser D.......   1.00    02/24/03      1.00          20,000,000
  11,000    Orlando Utilities Commission, Water & Sewer
              System Ser 1999 A........................   1.20    01/29/03      1.20          11,000,000
            Indiana
            Indiana State Office Building Commission,
  13,400      Hoosier Notes Ser A......................   1.45    02/10/03      1.45          13,400,000
  10,409      Hoosier Notes Ser A......................   1.15    03/06/03      1.15          10,409,000
  14,000    Indiana University, Ser 2002...............   1.30    02/13/03      1.30          14,000,000
            Maryland
            Maryland Health & Higher Educational
              Facilities Authority,
  19,000      The Johns Hopkins Hospital Ser C.........   1.43    01/17/03      1.43          19,000,000
  25,000      The Johns Hopkins Hospital Ser C.........   1.30    01/21/03      1.30          25,000,000
            Minnesota
            Rochester, Mayo Foundation/Mayo Medical
            Center
  15,000      Ser 1992 C...............................   1.05    02/19/03      1.05          15,000,000
  17,250      Ser 1992 C...............................   1.05    03/12/03      1.05          17,250,000
  10,000      Ser 2000 A...............................   1.05    02/26/03      1.05          10,000,000
  13,100      Ser 2000 C...............................   1.25    01/14/03      1.25          13,100,000
  10,600      Ser 2001 B...............................   1.00    01/14/03      1.00          10,600,000
   8,000      Ser 2001 D...............................   1.25    01/15/03      1.25           8,000,000
  10,000      Ser 2001 D...............................   1.30    01/23/03      1.30          10,000,000
            Nevada
            Clark County, Motor Vehicle Fuel Tax
  12,000      Ser A....................................   1.10    02/26/03      1.10          12,000,000
  25,000      Ser B....................................   1.20    02/25/03      1.20          25,000,000
            Ohio
   8,000    Ohio State University, General Receipts Ser
              2001 D...................................   1.30    01/29/03      1.30           8,000,000

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 (UNAUDITED) continued

                                                                              YIELD TO
PRINCIPAL                                                                     MATURITY
AMOUNT IN                                                COUPON   MATURITY   ON DATE OF
THOUSANDS                                                 RATE      DATE      PURCHASE        VALUE
--------------------------------------------------------------------------------------------------------
            South Carolina
            South Carolina Public Service Authority,
 $20,000      Promissory Notes.........................   1.00%   01/29/03      1.00%     $   20,000,000
  12,972      Santee Cooper Ser 1998...................   1.05    02/25/03      1.05          12,972,000
            Texas
   5,770    Austin, Ser 1993 A.........................   1.15    02/27/03      1.15           5,770,000
            Dallas Area Rapid Transit,
  17,645      Ser 2001.................................   1.05    01/30/03      1.05          17,645,000
  15,000      Ser 2001.................................   1.35    01/30/03      1.35          15,000,000
            Houston,
  10,000      1993 Ser A...............................   1.05    02/12/03      1.05          10,000,000
  12,350      Ser C....................................   1.30    01/29/03      1.30          12,350,000
  15,000      Ser C....................................   1.25    02/13/03      1.25          15,000,000
  11,525    Irving, Water and Sewer Ser A..............   1.05    03/27/03      1.05          11,525,000
            North Central Texas Health Facilities
            Development Corporation,
  20,000      Methodist Hospitals of Dallas Ser 1998
              (Ambac)..................................   1.15    01/30/03      1.15          20,000,000
  20,000      Methodist Hospitals of Dallas Ser 1998
              (Ambac)..................................   1.15    02/20/03      1.15          20,000,000
            San Antonio,
  24,300      Electric & Gas Ser 1995 A................   1.05    02/19/03      1.05          24,300,000
  23,000      Electric & Gas Ser 1995 A................   1.00    02/24/03      1.00          23,000,000
            Texas Municipal Power Agency,
  15,000      Ser 1991.................................   1.17    01/13/03      1.17          15,000,000
  18,600      Ser 1991.................................   1.15    01/14/03      1.15          18,600,000
            University of Texas System Board of
            Regents, Permanent University Fund
  10,000      Ser A....................................   1.40    01/14/03      1.40          10,000,000
  12,000      Ser A....................................   1.15    02/27/03      1.15          12,000,000
  10,000      Ser A....................................   1.05    03/26/03      1.05          10,000,000
            Utah
            Intermountain Power Agency,
  17,200      1997 Ser B-3.............................   1.05    02/10/03      1.05          17,200,000
  15,000      1997 Ser B-3.............................   1.20    03/06/03      1.20          15,000,000
            Washington
   8,600    King County, Sewer Ser A...................   1.35    01/13/03      1.35           8,600,000
                                                                                          --------------
            Total Tax-Exempt Commercial Paper
            (Cost $588,221,000)........................................................      588,221,000
                                                                                          --------------

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 (UNAUDITED) continued

                                                                              YIELD TO
PRINCIPAL                                                                     MATURITY
AMOUNT IN                                                COUPON   MATURITY   ON DATE OF
THOUSANDS                                                 RATE      DATE      PURCHASE        VALUE
--------------------------------------------------------------------------------------------------------
            Short-Term Municipal Notes & Bonds (10.2%)
            California
 $28,000    California School Cash Reserve Program
            Authority, 2002 Pool Ser A, dtd 07/03/02...   3.00%   07/03/03      1.67%     $   28,183,622
            Colorado
  20,000    Colorado, Ser 2002 A TRANs, dtd 07/02/02...   3.00    06/27/03      1.15          20,142,288
            Idaho
  25,000    Idaho, Ser 2002 TANs, dtd 07/01/02.........   3.00    06/30/03      1.63          25,166,154
            Illinois
            Illinois, Revenue Anticipation Certificates
  15,000      Ser 2002, dtd 07/23/02...................   3.00    04/15/03      1.35          15,069,731
  15,000      Ser 2002, dtd 07/23/02...................   2.50    05/15/03      1.40          15,059,893
            Iowa
  17,000    Iowa School Corporations, Warrant
            Certificates Ser 2002-2003 (FSA), dtd
            06/21/02...................................   2.75    06/20/03      1.65          17,085,668
            New Jersey
  30,000    New Jersey, Ser Fiscal 2003 TRANs, dtd
            07/23/02...................................   3.00    06/12/03      1.47          30,199,575
            New Mexico
  20,000    New Mexico, Ser 2002-2003 TRANs, dtd
            07/02/02...................................   3.00    06/30/03      1.51          20,144,694
            South Carolina
  32,000    Greenville County School District, Ser
            2002, dtd 08/29/02.........................   2.00    03/01/03      1.26          32,038,068
  20,000    South Carolina Association of Government
            Organizations, Ser 2002 COPs TANs, dtd
            07/02/02...................................   3.00    04/15/03      1.45          20,087,258
            Texas
  20,000    Houston, Ser 2002 TRANs, dtd 07/02/02......   3.00    06/30/03      1.58          20,137,851
  30,000    Texas, Ser 2002 TRANs, dtd 08/29/02........   2.75    08/29/03      1.39          30,264,526

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 (UNAUDITED) continued

                                                                              YIELD TO
PRINCIPAL                                                                     MATURITY
AMOUNT IN                                                COUPON   MATURITY   ON DATE OF
THOUSANDS                                                 RATE      DATE      PURCHASE        VALUE
--------------------------------------------------------------------------------------------------------
            Wisconsin
 $19,000    Milwaukee, Ser 2002 B RANs, dtd 09/04/02...   2.75%   08/28/03      1.43%     $   19,162,360
                                                                                          --------------
            Total Short-Term Municipal Notes & Bonds
            (Cost $292,741,688)........................................................      292,741,688
                                                                                          --------------
            Total Investments
            (Cost $2,856,542,688) (a)...................................        99.8%      2,856,542,688
            Other Assets in Excess of Liabilities.......................         0.2           6,805,261
                                                                               -----      --------------
            Net Assets..................................................       100.0%     $2,863,347,949
                                                                               =====      ==============

---------------------------------------------------

     AMT    Alternative Minimum Tax.
     COPs   Certificates of Participation.
     RANs   Revenue Anticipation Notes.
     TANs   Tax Anticipation Notes.
    TRANs   Tax and Revenue Anticipation Notes.
      +     Rate shown is the rate in effect at December 31, 2002.
            Date on which the principal amount can be recovered through
      *     demand.
     (a)    Cost is the same for federal income tax purposes.

Bond Insurance:
------------------------------------------------------------------------
Ambac       Ambac Assurance Corporation.
FGIC        Financial Guaranty Insurance Company.
FSA         Financial Security Assurance Inc.
MBIA        Municipal Bond Investors Assurance Corporation.

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2002 (unaudited)

Assets:
Investments in securities, at value
  (cost $2,856,542,688).....................................  $2,856,542,688
Cash........................................................         552,858
Interest receivable.........................................       7,479,096
Prepaid expenses and other assets...........................          99,231
                                                              --------------
    Total Assets............................................   2,864,673,873
                                                              --------------
Liabilities:
Payable for:
    Investment management fee...............................         955,794
    Distribution fee........................................         268,457
Accrued expenses............................................         101,673
                                                              --------------
    Total Liabilities.......................................       1,325,924
                                                              --------------
    Net Assets..............................................  $2,863,347,949
                                                              ==============
Composition of Net Assets:
Paid-in-capital.............................................  $2,863,318,216
Accumulated undistributed net investment income.............          39,823
Accumulated net realized loss...............................        (10,090)
                                                              --------------
    Net Assets..............................................  $2,863,347,949
                                                              ==============
Net Asset Value Per Share,
  2,863,358,665 shares outstanding (unlimited authorized
  shares of $.01 par value).................................           $1.00
                                                              ==============

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended December 31, 2002 (unaudited)

Net Investment Income:

Interest Income.............................................  $21,934,146
                                                              -----------
Expenses
Investment management fee...................................    5,557,816
Distribution fee............................................    1,560,832
Transfer agent fees and expenses............................      191,890
Custodian fees..............................................       63,684
Registration fees...........................................       42,552
Shareholder reports and notices.............................       40,422
Professional fees...........................................       26,266
Trustees' fees and expenses.................................        9,697
Other.......................................................       30,036
                                                              -----------
    Total Expenses..........................................    7,523,195
Less: expense offset........................................      (63,504)
                                                              -----------
    Net Expenses............................................    7,459,691
                                                              -----------
Net Investment Income.......................................  $14,474,455
                                                              ===========

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                                FOR THE SIX        FOR THE YEAR
                                                               MONTHS ENDED           ENDED
                                                              DECEMBER 31, 2002   JUNE 30, 2002
                                                               --------------     --------------
                                                                 (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................   $   14,474,455     $   43,103,831
Dividends to shareholders from net investment income........      (14,474,686)       (43,102,764)
Net decrease from transactions in shares of beneficial
  interest..................................................      (83,302,425)      (128,761,190)
                                                               --------------     --------------
    Net Decrease............................................      (83,302,656)      (128,760,123)
Net Assets:
Beginning of period.........................................    2,946,650,605      3,075,410,728
                                                               --------------     --------------
End of Period
(Including accumulated undistributed net investment income
of
$39,823 and $40,054, respectively)..........................   $2,863,347,949     $2,946,650,605
                                                               ==============     ==============

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2002 (UNAUDITED)

1. Organization and Accounting Policies

Active Assets Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not

Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2002 (UNAUDITED) continued

exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.25% to the portion of daily net assets exceeding $3 billion but not exceeding $15 billion; and 0.249% to the portion of daily net assets exceeding $15 billion.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended December 31, 2002, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 2002 aggregated $3,749,479,020 and $3,987,628,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $1,600.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended December 31, 2002, included in Trustees' fees and expenses in the Statement of Operations amounted to $3,675. At December 31, 2002, the Fund had an accrued pension liability of $58,903 which is included in accrued expenses in the Statement of Assets and Liabilities.

Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2002 (UNAUDITED) continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED          ENDED
                                                              DECEMBER 31, 2002   JUNE 30, 2002
                                                              -----------------   --------------
                                                                 (unaudited)

Shares sold.................................................    4,430,024,794      9,459,188,018
Shares issued in reinvestment of dividends..................       14,474,686         43,102,764
                                                               --------------     --------------
                                                                4,444,499,480      9,502,290,782
Shares redeemed.............................................   (4,527,801,905)    (9,631,051,972)
                                                               --------------     --------------
Net decrease in shares outstanding..........................      (83,302,425)      (128,761,190)
                                                               ==============     ==============

6. Federal Income Tax Status

At June 30, 2002, the Fund had a net capital loss carryover of approximately $10,000 which will be available through June 30, 2009 to offset future capital gains to the extent provided by regulations.

7. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

Active Assets Tax-Free Trust

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                FOR THE SIX                      FOR THE YEAR ENDED JUNE 30,
                                               MONTHS ENDED      -----------------------------------------------------------
                                             DECEMBER 31, 2002    2002         2001         2000         1999         1998
                                             -----------------   -------      -------      -------      -------      -------
                                                (unaudited)
Selected Per Share Data:

Net asset value, beginning of period.......       $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                  -------        -------      -------      -------      -------      -------

Net income from investment operations......         0.005          0.014        0.033        0.031        0.027        0.031

Less dividends from net investment
  income...................................        (0.005)        (0.014)      (0.033)      (0.031)      (0.027)      (0.031)
                                                  -------        -------      -------      -------      -------      -------

Net asset value, end of period.............       $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                  =======        =======      =======      =======      =======      =======

Total Return...............................          0.47%(1)       1.38%        3.34%        3.15%        2.73%        3.11%

Ratios to Average Net Assets:
Expenses (before expense offset)...........          0.48%(2)       0.48%(3)     0.48%        0.50%        0.52%        0.54%

Net investment income......................          0.93%(2)       1.38%        3.28%        3.11%        2.68%        3.05%

Supplemental Data:
Net assets, end of period, in millions.....        $2,863         $2,947       $3,075       $2,660       $2,290       $1,869

---------------------

    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo Chairman of the Board

Mitchell M. Merin President and Chief Executive Officer

Barry Fink Vice President, Secretary and General Counsel

Joseph J. McAlinden Vice President

Ronald E. Robison Vice President

Thomas F. Caloia Treasurer

Francis Smith Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY
Active Assets(R) Account

ACTIVE ASSETS
TAX-FREE TRUST

Semiannual Report
December 31, 2002

9856A03-AP-1/03